Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Proceeds from issuance of offering costs	$ 4.9	$ 9.4	$ 3.1
Class A [Member] | Common Stock and Paid-in Capital [Member]
Proceeds from issuance of offering costs	$ 4.9	$ 9.4	$ 3.1